Transactions with Related Parties - Summary of Amounts Charged By The Company's Related Parties (Detail) - USD ($)	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Related Party Transaction [Line Items]
General and administrative expenses	$ 105,200	$ 176,162
Management fees [Member]
Related Party Transaction [Line Items]
Related party	341,625	261,545
Brokerage commissions [Member]
Related Party Transaction [Line Items]
Related party	203,462	116,665
Superintendent fees [Member]
Related Party Transaction [Line Items]
Related party	0	12,000
Crew management fees [Member]
Related Party Transaction [Line Items]
Related party	37,500	30,000
Executive compensation [Member]
Related Party Transaction [Line Items]
General and administrative expenses	105,200	0
Former Parent Expense [Member]
Related Party Transaction [Line Items]
General and administrative expenses	0	176,162
Commissions – vessels purchased [Member]
Related Party Transaction [Line Items]
Related party	$ 778,000	$ 0